                          [American Family Letterhead]


May 4, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:  American Family Life Insurance Company
     American Family Variable Account I
     Post-Effective Amendment No. 6
     (File No. 333-44956)

Commissioners:

On behalf of American Family Life Insurance Company (the "Company") and American Family Variable Account I (the "Account"), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the prospectus for the flexible premium variable universal life insurance policies offered by the Company through the Account that would have been filed under paragraph (b) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission on April 28, 2005.

If you have any questions or comments regarding this filing, please call the undersigned at (608) 249-2111, extension 31689.

Sincerely,


/s/ Rosalie Beck Detmer

ROSALIE BECK DETMER

RBD/wb